INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Tax Losses	$ (1,752,483)	$ (1,340,593)	$ (3,857,921)
North America [Member]
Tax Losses	(1,183,699)	(813,409)	(3,141,208)
Outside North America [Member]
Tax Losses	$ (568,784)	$ (527,184)	$ (716,713)